Fair Value Measurements (Assets Measured at Fair Value on a Nonrecurring Basis) (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	$ 5,504	$ 10,192
Intangible assets, net	24,118	23,060
Goodwill	53,263	71,565
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	0	0
Intangible assets, net	0	0
Goodwill	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	0	0
Intangible assets, net	0	0
Goodwill	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	5,504	10,192
Intangible assets, net	24,118	23,060
Goodwill	$ 53,263	$ 71,565